Strategic Advisers® Core Multi-Manager Fund (FLAUX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2012

As Revised March 11, 2013

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated July 30, 2012, As Revised March 11, 2013, or an annual report, please call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

MMC-PTB-0712-01
1.931533.103

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers, Inc. (Strategic Advisers) or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Securities of Other Investment Companies" on page (Click Here).)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Core Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Core Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers Core Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers Core Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund's Rights as an Investor. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies.

Strategic Advisers Core Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, some are based on commodities or commodities indices (for funds that seek commodities exposure), and some are based on indices of securities prices (including foreign indices for funds that seek foreign exposure). Futures on indices and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, indices of securities or commodities prices, and futures contracts (including commodity futures contracts). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, or indices). The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If a counterparty to a swap transaction becomes insolvent, the fund may be limited in exercising its right to the return of related fund assets under an action against the counterparty.

The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the fund's operation. Accordingly, the trust is not subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. The scope of application and the effective date of these amendments is still uncertain. As of the date of this SAI, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Large Shareholders. A fund may experience large redemptions or investments due to transactions in fund shares by large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when investors own a substantial portion of a fund's shares, a large redemption could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies. In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Strategic Advisers Core Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds and non-affiliated funds, but it may incur such costs when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to the fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

AllianceBernstein L.P. (AllianceBernstein).

Subject to the general oversight of the fund's directors, AllianceBernstein is responsible for the investment decisions and the placing of orders for portfolio transactions for its portion of the fund. AllianceBernstein as sub-adviser determines the broker or dealer to be used in each specific transaction it controls with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). AllianceBernstein does not consider sales of shares of the fund's shares or other investment service it manages as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such consideration.

When consistent with the objective of obtaining best execution, brokerage may be directed by to persons or firms supplying investment information to AllianceBernstein. In these cases, the transaction cost charged by the executing broker may be greater than that which another broker may charge if AllianceBernstein determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

The investment information provided to AllianceBernstein is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment our own internal research and investment strategy capabilities. Research services furnished by brokers through which AllianceBernstein effects securities transactions are used by AllianceBernstein in carrying out its investment management responsibilities with respect to all its client accounts.

AllianceBernstein may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. AllianceBernstein may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, AllianceBernstein will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, AllianceBernstein will attempt to negotiate best execution.

AllianceBernstein may, from time to time, place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC, an affiliate of AllianceBernstein (the "Affiliated Broker"). In such instances the placement of orders with such broker would be consistent with the fund's objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

AllianceBernstein's investment decisions for the fund are made independently from those for other investment companies and other advisory accounts managed by AllianceBernstein. It may happen that the same security is held in the portfolio of the fund and one or more of such other companies or accounts. When two or more accounts managed by the portfolio manager are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated by AllianceBernstein to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the fund or the size of the position obtainable for the fund.

First Eagle Investment Management, LLC (First Eagle).

First Eagle is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any, for its portion of the fund. Broker-dealers and futures commission merchants may receive brokerage commissions on fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law. A substantial number of brokers through whom First Eagle executes agency orders provide proprietary research on general economic trends or particular companies. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to First Eagle including "commission sharing arrangements." First Eagle may obtain quote and other market data information in this manner. Certain brokers may also invite investment personnel of First Eagle to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services. Equity securities traded in over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. First Eagle will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions the fund, First Eagle or First Eagle's other clients. Such research and investment services include those which brokerage houses customarily provide to institutional investors such as statistical and economic data and research reports on particular companies and industries. In general, research and brokerage services obtained from brokers are used by First Eagle in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the fund's, and the services furnished by such brokers, dealers or futures commission merchants may be used by First Eagle in providing investment management for the fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in light of generally prevailing rates. In addition, First Eagle may pay higher commissions on brokerage transactions for the fund to brokers in order to secure the research and investment services.

Lazard Asset Management, LLC (Lazard).

Lazard is primarily responsible for the investment decisions and the placing of portfolio transactions for its portion of the fund. In arranging for the fund's securities transactions, Lazard is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, Lazard considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; Lazard's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; Lazard's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Purchase and sale orders for securities held by the fund may be combined with those for other accounts in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When Lazard determines that a particular security should be bought for or sold by more than one client, Lazard undertakes to allocate those transactions between the participants equitably.

OppenheimerFunds, Inc. (OppenheimerFunds).

One of OppenheimerFunds' duties under the investment sub-advisory agreement is to arrange the portfolio transactions for its portion of the fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes OppenheimerFunds to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that OppenheimerFunds believes, in its best judgment based on all relevant factors, will implement the policy of the fund to obtain the "best execution" of the fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

OppenheimerFunds need not seek competitive commission bidding. However, OppenheimerFunds is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the fund as established by its board of directors. The fund is not required to pay the lowest available commission. Under the sub-advisory agreement, in choosing brokers to execute portfolio transactions for the fund, OppenheimerFunds may select brokers (other than affiliates) that provide both brokerage and research services to the fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if OppenheimerFunds makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

The sub-advisory agreement permits OppenheimerFunds to allocate brokerage for research services in compliance with Section 28(e) of the Securities Exchange Act of 1934. The research services provided by a particular broker may be useful both to the fund and to one or more of the other funds or accounts advised by OppenheimerFunds or its affiliates. Investment research may be supplied to OppenheimerFunds by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists OppenheimerFunds in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to OppenheimerFunds in the investment decision making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of OppenheimerFunds. That research provides additional views and comparisons for consideration, and helps OppenheimerFunds to obtain market information for the valuation of securities that are either held in the fund's portfolio or are being considered for purchase.

OppenheimerFunds' portfolio traders allocate brokerage based upon recommendations from the portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, OppenheimerFunds' executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other funds and accounts advised by OppenheimerFunds may have investment policies similar to those of the fund. Those other funds and accounts may purchase or sell the same securities as the fund at the same time as the fund, which could affect the supply and price of the securities. When possible, OppenheimerFunds tries to combine concurrent orders to purchase or sell the same security by more than one of the funds and accounts managed by OppenheimerFunds or its affiliates. If two or more accounts advised by OppenheimerFunds purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Pyramis Global Advisors, LLC (Pyramis).

The Selection of Securities Brokers and Dealers

Pyramis or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Pyramis, to execute the fund's portfolio securities transactions, Pyramis or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Pyramis' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Pyramis or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and character of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Pyramis and/or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for lessening or avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

In seeking best qualitative execution for portfolio securities transactions, Pyramis and/or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Pyramis and/or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Pyramis and/or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Pyramis or in other limited situations. In those situations, the commission rate paid to the second broker is generally the same as the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Pyramis and/or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Pyramis) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Pyramis or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Pyramis' or its affiliates' own research activities in providing investment advice to the fund. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise.

Execution Services. In addition, brokerage and research products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Pyramis or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in their investment decision-making process (mixed-use products or services). In those circumstances, Pyramis or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefits to Pyramis. Pyramis' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these products or services with their own resources. However, the trading desks of Pyramis and its affiliates are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that Pyramis or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Pyramis or its affiliates or might not have an explicit cost associated with them. In addition, Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Pyramis' Decision-Making Process. In connection with the allocation of fund brokerage, Pyramis or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Pyramis or its affiliates, viewed in terms of the particular transaction for the fund or Pyramis' or its affiliates' overall responsibilities to the fund or other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Pyramis or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Pyramis, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Pyramis or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Pyramis or its affiliates.

Research Contracts. Pyramis or its affiliates have arrangements with certain third-party research providers and brokers through whom Pyramis or its affiliates effect fund trades, whereby Pyramis or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Pyramis or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Pyramis or its affiliates, or that may be available from another broker. Pyramis and its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Pyramis' or its affiliates' determination to pay for research products and services separately (e.g., with hard dollars), rather than bundled with fund commissions, is wholly voluntary on Pyramis' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Pyramis or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Pyramis) who have entered into arrangements with Pyramis or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Pyramis or its affiliates may be authorized to place portfolio transactions with Fidelity Capital Markets (FCM), a division of NFS, an affiliated broker-dealer of Pyramis and its affiliates, or other broker-dealers with whom they are under common control, and use CrossStream, an alternative trading system operated by NFS, if they reasonably believe the quality of the transaction is comparable to what it would be with other qualified broker-dealers. With respect to trades that are executed by Pyramis' affiliates, Pyramis and such affiliate seek to ensure that the trade execution obtained is comparable to that of unaffiliated brokers and that the continued use of such affiliate is appropriate. In addition, Pyramis or its affiliates may place trades with broker-dealers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Pyramis or its affiliates may effect spot foreign currency transactions with foreign currency dealers or may engage a third party to do so.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Pyramis or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Pyramis or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Pyramis to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

T. Rowe Price Associates, Inc. (T. Rowe Price).

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of an allocated portion of the fund's assets (the sub-fund) are made by T. Rowe Price. T. Rowe Price is responsible for implementing the decisions for the sub-fund, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution.

How Broker-Dealers Are Selected

In purchasing and selling equity securities, T. Rowe Price seeks to obtain best execution at favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services. In selecting broker-dealers to execute the sub-fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or more efficient execution.

In general, we utilize a broad spectrum of execution venues. These include traditional stock exchanges, electronic communication networks, alternative trading systems, algorithmic solutions, crossing networks, and other alternative pools of liquidity. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or system it believes to be actively and effectively trading the security being purchased or sold.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers factors such as: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.

Commissions Paid to Broker-Dealers for Research

T. Rowe Price receives a wide range of research services from broker-dealers. These services include information on the economy, industries, groups of securities, individual companies, statistics, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, performance analysis, credit analysis, risk measurement analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price receives (including receipt by accessing certain electronic platforms) complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price's best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Such services may also be provided through meetings arranged with corporate management, industry spokespersons, economists, academicians, and government representatives. Some research may be incorporated into firm-wide systems or communications.

Certain broker-dealers that provide quality brokerage and execution services also furnish proprietary research services to T. Rowe Price. Proprietary research may also include research provided by an affiliate of the broker-dealer. With regard to the payment of brokerage commissions and receipt of proprietary research, T. Rowe Price has adopted brokerage allocation policies which embody the concepts of Section 28(e) of the 1934 Act which permits an investment adviser to cause its accounts or clients to pay a higher commission to a broker-dealer that furnishes research services than what might be charged by another broker-dealer that does not furnish research services (or that furnishes brokerage and research services deemed to be of lesser value). The adviser must determine in good faith that the commission is reasonable in relation to the value of the research services (and any brokerage services) provided. The determination may be viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. As a result, research may not necessarily benefit all accounts paying commissions to such broker-dealers.

T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services, as described in Section 28(e).

Independent third-party research is an important component of the investment process and may be paid for directly by T. Rowe Price, obtained through commission sharing arrangements ("CSAs"), or acquired through "step-out" transactions. T. Rowe Price may obtain third-party research from broker-dealers or nonbroker-dealers by entering into CSAs. Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades for T. Rowe Price will be allocated to one or more research providers, as directed by T. Rowe Price as payment for research. The use of CSAs allows T. Rowe Price to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer (for equity transactions on behalf of the T. Rowe Price Funds and other client accounts), and then periodically direct the broker-dealer to pay third party research providers for research. All such uses of CSAs by T. Rowe Price are subject to applicable law and their best execution obligations.

Allocation of Brokerage Commissions

T. Rowe Price has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction. Each quarter, T. Rowe Price assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers in response to these assessments. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and make judgments as to the quality of such services. Actual business received by a particular firm may not directly reflect its ranking in the voting process. It may be less than the suggested target but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. Allocation of brokerage business is monitored on a periodic basis by the Equity and Fixed Income Brokerage and Trading Control Committees. In no event is a broker-dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services. Discount or execution only brokers, as well as ECNs, are used where deemed appropriate.

Trade Allocation Policies

T. Rowe Price has developed written trade allocation guidelines for its trading desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to eliminate de minimis positions; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

Miscellaneous

It is the policy of T. Rowe Price not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients' orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order will reflect the average price paid or received with respect to the total order.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal period ended May 31, 2012, the fund's portfolio turnover rate was 77% (annualized). Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

During the fiscal period ended May 31, 2012, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal period ended May 31, 2012.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers Core Multi-Manager Fund	Bank of America Corp.	$ 236,670
	Citigroup, Inc.	$ 466,748
	Goldman Sachs Group, Inc.	$ 124,410
	JPMorgan Chase & Co.	$ 555,892
	Morgan Stanley	$ 96,406
	The Toronto-Dominion Bank	$ 30,888

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal period ended May 31, 2012. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fiscal Year Ended May 31	Dollar Amount	Percentage of Average Net Assets
2012A	$ 34,474	0.06%

A Fund commenced operations on November 16, 2011.

During the fiscal period ended May 31, 2012, the fund paid $24,226 in brokerage commissions to firms that may have provided research or brokerage services involving approximately $61,308,685 of transactions.

VALUATION

The fund's NAV is the value of a single share. The NAV of the fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (Strategic Advisers Committee) to fulfill these oversight responsibilities. The Strategic Advisers Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its oversight responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by the fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Strategic Advisers Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by the fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted bid price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Strategic Advisers Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Strategic Advisers Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Strategic Advisers Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Standing Committees of the Fund's Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Ms. Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (Auditor Independence Regulations) of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding the fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process and will receive reports from an outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and its service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2012, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2012, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2011 (or as of March 31, 2012 for Mr. Young, Trustee as of March 1, 2012).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Core Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Core Multi-Manager Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	over $100,000	none

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended May 31, 2012, or calendar year ended December 31, 2011, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Peter C. Aldrich	Amy Butte Liebowitz[2]	Ralph F. Cox	Karen Kaplan
Strategic Advisers Core Multi-Manager Fund+	$ 124	$ 124	$ 124	$ 124
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 95,000	$ 23,750	$ 95,000	$ 95,000

1 Roger T. Servison, Howard E. Cox, Jr., and Derek L. Young are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

2 Effective September 8, 2011, Ms. Butte Liebowitz serves as a member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Reflects compensation received for the calendar year ended December 31, 2011, for 22 funds of two trusts.

As of May 31, 2012, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of May 31, 2012, the following owned of record and/or beneficially 5% or more (up to and including 25%) of the fund's outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Strategic Advisers Core Multi-Manager Fund	FIMM LLC	Boston	MA	99.79%

As of May 31, 2012, approximately 99.79% of the fund's total outstanding shares was held by Strategic Advisers and/or another entity or entities of which FMR LLC is the ultimate parent.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

As of September 30, 2012, the direct ownership structure of AllianceBernstein, expressed as a percentage of general and limited partnership interests, was as follows:

AXA and its subsidiaries	61.0%
AllianceBernstein Holding L.P.	37.5
Unaffiliated holders	1.5
100.0%

AXA is a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries"). AllianceBernstein Holding L.P. ("Holding") is a Delaware limited partnership, the units of which ("Holding Units") are traded publicly on the Exchange under the ticker symbol "AB". As of September 30, 2012, AXA also owned approximately 1.4% of the issued and outstanding assignments of beneficial ownership of Holding Units.

AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the AllianceBernstein. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in AllianceBernstein. Including both the general partnership and limited partnership interests in Holding and AllianceBernstein, AXA and its subsidiaries had an approximate 64.2% economic interest in AllianceBernstein as of September 30, 2012.

First Eagle is a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc., a privately owned Delaware holding company. First Eagle's primary offices are located 1345 Avenue of the Americas, New York, New York 10105.

Lazard is a Delaware limited liability company registered with the SEC. It is a subsidiary of Lazard Frères & Co. LLC (LF&Co.), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange under the symbol "LAZ." These interests are held by public stockholders as well as by current and former Managing Directors of Lazard Group LLC. Lazard Asset Management LLC is owned by LF&Co.

OppenheimerFunds is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Pyramis is a registered investment adviser. FMR LLC is the ultimate parent company of Pyramis. Information regarding the ownership of FMR LLC is disclosed above.

T. Rowe Price Group, Inc., a publicly-traded (NASDAQ: TROW) financial services holding company, owns 100% of the stock of T. Rowe Price and all of its subsidiaries.

Strategic Advisers, AllianceBernstein, First Eagle, Lazard, OppenheimerFunds, Pyramis, T. Rowe Price (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained AllianceBernstein, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the past fiscal year.

Fund	Fiscal Year Ended May 31	Management Fees Paid to Strategic Advisers	Management Fees Paid to Strategic Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 174,996	0.6068%B

A Fund commenced operations on November 16, 2011.

B Annualized.

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase the fund's returns, and repayment of the reimbursement by the fund will decrease its returns.

Sub-Adviser - AllianceBernstein. The fund and Strategic Advisers have entered into a sub-advisory agreement with AllianceBernstein pursuant to which AllianceBernstein may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays AllianceBernstein fees based on the net assets of the portion of the fund managed by AllianceBernstein pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by AllianceBernstein under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by AllianceBernstein pursuant to that Strategy.

Sub-Adviser - First Eagle. The fund and Strategic Advisers have entered into a sub-advisory agreement with First Eagle pursuant to which First Eagle may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays First Eagle fees based on the net assets of the portion of the fund managed by First Eagle pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by First Eagle under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by First Eagle pursuant to that Strategy.

Sub-Adviser - Lazard. The fund and Strategic Advisers have entered into a sub-advisory agreement with Lazard pursuant to which Lazard may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Lazard fees based on the net assets of the portion of the fund managed by Lazard pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Lazard under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Lazard pursuant to that Strategy.

Sub-Adviser - OppenheimerFunds. The fund and Strategic Advisers have entered into a sub-advisory agreement with OppenheimerFunds pursuant to which OppenheimerFunds may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays OppenheimerFunds fees based on the net assets of the portion of the fund managed by OppenheimerFunds pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by OppenheimerFunds under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by OppenheimerFunds pursuant to that Strategy.

Sub-Adviser - Pyramis. The fund and Strategic Advisers have entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the net assets of the portion of the fund managed by Pyramis pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Pyramis under a particular Strategy based on the following rate schedule:

Dividend Growth:
0.45% of the first $250 million in assets;
0.35% of the next $500 million in assets; and
0.30% on any amount in excess of $750 million in assets

Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Pyramis pursuant to that Strategy.

Sub-Adviser - T. Rowe Price. The fund and Strategic Advisers have entered into a sub-advisory agreement with T. Rowe Price pursuant to which T. Rowe Price may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays T. Rowe Price fees based on the net assets of the portion of the fund managed by T. Rowe Price pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by T. Rowe Price under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by T. Rowe Price pursuant to that Strategy.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to Pyramis for the past fiscal year.

Fund	Fiscal Year Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 11,711	0.0406%B

A Fund commenced operations on November 16, 2011.

B Annualized.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the past fiscal year.

Fund	Fiscal Year Ended May 31	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 75,953	0.2633%B

A Fund commenced operations on November 16, 2011.

B Annualized.

Portfolio Manager Compensation - Strategic Advisers.

John A. Stone is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is the lead portfolio manager of the fund and receives compensation for his services. As of May 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers.

The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the pre-tax investment performance of the fund within the Morningstar Large Blend peer group. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	134	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,647	$ 29,632	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($53 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Stone was $10,001 - $50,000.

Portfolio Manager Compensation - AllianceBernstein.

Kurt Feuerman is the portfolio manager assigned to AllianceBernstein's portion of the fund's assets, and he receives compensation from AllianceBernstein for his services. AllianceBernstein's compensation program for portfolio managers and research analysts is designed to align with clients' interests, emphasizing each professional's ability to generate long-term investment success for its clients, including the fund. AllianceBernstein also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

Both portfolio managers and research analysts receive a base salary, incentive compensation and contributions to AllianceBernstein's 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm's Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are paid in the form of restricted grants of the firm's Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount and allocation of contributions to the 401(k) plan are determined at the sole discretion of the firm. On an annual basis, the firm endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain our best talent.

The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance over a multi-year period. Qualitative factors are driven by contributions to the investment process and client success. These components differ for each group.

For portfolio managers, the quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the fund's prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by AllianceBernstein's Chief Investment Officers (CIOs), who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers' compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

The following table provides information relating to other accounts managed by Mr. Feuerman as of December 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	13	23,093
Number of Accounts Managed with Performance-Based Advisory Fees	1	4	14
Assets Managed (in millions)	$ 56	$ 1,785	$ 4,464
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 25	$ 48	$ 156

* Does not include Strategic Advisers Core Multi-Manager Fund.

As of December 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Feuerman was none.

Portfolio Manager Compensation - First Eagle.

Colin Morris and Phillip Marriott are portfolio managers for First Eagle's portion of the fund's assets and they receive compensation for their services. Messrs. Morris and Marriott serve as portfolio managers to certain clients and private investment funds that may utilize an investment program that is substantially similar to that of the fund, including proprietary and related accounts. First Eagle and its affiliates may give advice or take action with respect to the other clients that differs from the advice given with respect to the fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. In addition, First Eagle and its affiliates currently serve, and may in the future serve, as investment adviser to other registered investment companies, private investment funds or accounts (including proprietary accounts), some of which provide for incentive compensation (such as performance fees). Consequently, First Eagle's and its affiliates' investment management activities may present conflicts between the interests of the Fund and those of First Eagle and its affiliates and potentially among the interests of various accounts managed by the Adviser and/or its affiliates. Although First Eagle and its affiliates have adopted allocation procedures intended to provide for equitable treatment of all accounts over time, it is possible that circumstances may arise requiring case-by-case treatment and that each client account will not necessarily participate in the same transaction. The allocation procedures generally contemplate similar treatment for like accounts, with exceptions for various special considerations, including priority allocations based on an account's investment guidelines and restrictions, tax position, cash management requirements, concentration tolerance or minimum investment size policies.

Conflicts also may be presented by Messrs. Morris and Marriott's portfolio manager compensation arrangements. Messrs. Morris and Marriott's compensation, respectively, consists of salary, a performance bonus and participation in a company-funded retirement plan, with the performance bonus representing an important portion of total compensation. The bonus is based on, among other things, assets and revenue attributable to accounts managed by Mr. Morris and Mr. Marriott, respectively. Additionally, Messrs. Morris and Marriott each received profit interests in First Eagle, which make each of them eligible, subject to customary vesting arrangements and other conditions, for a share of the profits of First Eagle. Profits for this purpose are calculated firm-wide and therefore relate to investment products and business lines beyond those managed by Messrs. Morris and Marriott.

The following table provides information relating to other accounts managed by Mr. Morris as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	9	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	$ 906	$ 881	$ 824
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 485	none

* Includes Strategic Advisers Core Multi-Manager Fund ($7 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Morris was none.

The following table provides information relating to other accounts managed by Mr. Marriott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	7	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 906	$ 396	$ 824
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($7 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Marriott was none.

Portfolio Manager Compensation - Lazard.

Andrew Lacey, Richard Tutino, and Ronald Temple are members of the portfolio management team assigned Lazard's portion of the fund's assets and they receive compensation for their services. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork, and commitment.

Total compensation is not fixed, but rather is based on the following factors: (1) maintenance of current knowledge and opinions on companies owned in the portfolio; (2) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (3) ability and willingness to develop and share ideas on a team basis; and (4) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, over the current fiscal year and the longer-term performance (3-, 5-, or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

The following table provides information relating to other accounts managed by Mr. Lacey as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	12	188
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	1
Assets Managed (in millions)	$ 10,898	$ 1,414	$ 5,209
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,883	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Lacey was none.

The following table provides information relating to other accounts managed by Mr. Tutino as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	4	126
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 2,030	$ 336	$ 2,061
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Tutino was none.

The following table provides information relating to other accounts managed by Mr. Temple as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	10	177
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	1
Assets Managed (in millions)	$ 8,830	$ 1,115	$ 4,850
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,883	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Temple was none.

Portfolio Manager Compensation - OppenheimerFunds.

Manind ("Mani") Govil and Benjamin Ram are employed and compensated by OppenheimerFunds, not the fund. Under OppenheimerFunds' compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. OppenheimerFunds' compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio managers' compensation consisted of three elements: a base salary, an annual bonus (comprised of both a formulaic performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of OppenheimerFunds' holding company parent, restricted shares of such common stock, as well as deferred notional investments in the Oppenheimer Fund(s) managed by the Portfolio Manager.

A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager's responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The formulaic performance component of the annual bonus is measured against the one, three and five year performance of the fund(s) relative to an appropriate Lipper or Morningstar peer group category selected by senior management of OppenheimerFunds. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

The compensation structure of other funds and accounts managed by a portfolio manager is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from those described below.

The Lipper and Morningstar peer group categories with respect to the fund are Large-Cap Core Funds and Large Blend, respectively.

The following table provides information relating to other accounts managed by Mr. Govil as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,156	$ 0	$ 223
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Govil was none.

The following table provides information relating to other accounts managed by Mr. Ram as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	7	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,663	$ 0	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Ram was none.

Conflicts Statement. The portfolio managers may also manage other funds and accounts. At different times, the portfolio managers may manage other funds or accounts with investment objectives and strategies similar to those of the portion of the fund sub-advised by OppenheimerFunds, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the investment objectives and strategies of the portion of the fund sub-advised by OppenheimerFunds. For example, the portfolio managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the portion of the fund sub-advised by OppenheimerFunds. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds than the fee structure of the fund, OppenheimerFunds could have an incentive to favor the other fund or account. However, OppenheimerFunds' compliance procedures and Code of Ethics recognize its obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Portfolio Manager Compensation - Pyramis.

Lawrence Rakers is a portfolio manager for Strategic Advisers Core Multi-Manager Fund and receives compensation for his services. As of May 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), account(s), and master account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s), and master account(s) is weighted according to his tenure on those fund(s), account(s), and master account(s) and the average asset size of those fund(s), account(s), and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s), and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Multi-Manager Fund's assets that he manages is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR Co.'s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR Co. or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 10,631	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8,270	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Rakers was none.

Portfolio Manager Compensation - T. Rowe Price.

T. Rowe Price portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in a fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for a tax-efficient fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account. Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interests

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

The following table provides information relating to other accounts managed by Ms. Dopkin as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	8	54
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,482	$ 3,220	$ 17,663
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($32 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Ms. Dopkin was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I. General Principles

A. The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B. Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - AllianceBernstein.

1. Introduction

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. Our Statement of Policy Regarding Responsible Investment ("RI Policy") is attached to this Statement as an Exhibit.

We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with our commitments, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, our proxy committees may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2. Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting "litmus test" will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer's past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons to oppose directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may vote against directors (or withhold votes for directors where plurality voting applies) who fail to act on key issues such as failure to implement proposals to declassify the board, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will vote against for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not oppose directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3. Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports or advisory votes on executive compensation are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation practices of the company. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports or advisory votes on executive compensation are required, we review the compensation practices on a case-by-case basis. With respect to companies that have received assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. We will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9. ESG

We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company. And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company's long-term performance. Our position in evaluating these proposals is founded on the principle that we are a fiduciary. As such, we carefully consider any factors that we believe could affect a company's long-term investment performance (including ESG issues) in the course of our extensive fundamental, company-specific research and engagement, which we rely on in making our investment and proxy voting decisions. Maximizing long-term shareholder value is our overriding concern when evaluating these matters, so we consider the impact of these proposals on the future earnings of the company. In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

3. Proxy Voting Procedures

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees ("Proxy Committees") to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These Proxy Committees periodically review these policies and new types of environmental, social and governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the appropriate Proxy Committee will evaluate the proposal. In addition, the Proxy Committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the Proxy Committees include senior investment personnel and representatives of the Legal and Compliance Department.

Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committees making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committees always vote proxies with the goal of maximizing the value of the securities in client portfolios.

It is the responsibility of the Proxy Committees to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed below), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually. In addition, the Proxy Committees meet as necessary to address special situations.

3.2. Engagement

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Committees may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committees may consult company management, company directors, interest groups, shareholder activists and research providers. If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company's management to discuss the relevant issues.

Our engagement with companies and interest groups continues to expand as we have had more such meetings in the past few years.

3.3. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committees takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.4. Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein's voting instructions.

3.5. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.6. Proxy Voting Records

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period by requesting same from the fund's transfer agent.

--Exhibit--

Statement of Policy Regarding Responsible Investment,

Principles for Responsible Investment,

ESG, and

Socially Responsible Investment

1. Introduction

AllianceBernstein L.P. ("AllianceBernstein" or "we") is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. AllianceBernstein has long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment ("PRI" or "Principles"), and Socially Responsible Investing ("SRI") incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager's fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AllianceBernstein may accept such guideline restrictions upon client request.

2. Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer's past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3. Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AllianceBernstein as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1. We will incorporate ESG issues into investment research and decision-making processes. AllianceBernstein Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

2. We will be active owners and incorporate ESG issues into our ownership policies and practices.

AllianceBernstein Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define "engagement" as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3. We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AllianceBernstein Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4. We will promote acceptance and implementation of the Principles within the investment industry.

AllianceBernstein Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5. We will work together to enhance our effectiveness in implementing the Principles.

AllianceBernstein Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6. We will report on our activities and progress towards implementing the Principles.

AllianceBernstein Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4. RI Committee

Our firm's RI Committee provides AllianceBernstein stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AllianceBernstein personnel to further implement our firm's RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

5. Sub-Adviser's Executive Officers

Peter S. Kraus - Chairman and CEO

James A. Gingrich - Chief Operating Officer

John C. Weisenseel - Chief Financial Officer

Robert P. van Brugge - Chairman and CEO of Sanford C. Bernstein & Co., LLC

Laurence E. Cranch - General Counsel

Lori A. Massad - Head of Human Capital and Chief Talent Officer

6. Sub-Adviser's Investment Process

Principal Strategies of Select US Equity - AllianceBernstein

Under normal circumstances, the Select US Equity service invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this requirement, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

AllianceBernstein selects investments for the service through an intensive "bottom-up" approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. AllianceBernstein also evaluates the quality of company management based on a series of criteria, including: (1) management's focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management's employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. We seek to identify companies where events or catalysts may drive the company's share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, AllianceBernstein expects to engage in active and frequent trading for this service. AllianceBernstein may reduce or eliminate the service's holdings in a company's securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in AllianceBernstein's view, overvalued or fully valued. At any given time this investment service may emphasize growth stocks over value stocks, or vice versa.

AllianceBernstein's investments for this service will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. AllianceBernstein anticipates that the portfolio normally will include between 30-80 companies. AllianceBernstein may invest in non-U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. AllianceBernstein may purchase securities in initial public offerings and expects to do so on a regular basis.

Proxy Voting - First Eagle.

First Eagle has adopted policies and procedures (the "Policies") regarding the voting of proxies. It is the policy of First Eagle to vote client proxies in a manner that serves the best interest of the client. The Policies provide for procedures that address conflicts of interest between First Eagle and a client with respect to voting proxies. With regard to First Eagle this may involve review of a proposed vote by compliance personnel. First Eagle may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. First Eagle relies on Institutional Shareholder Services, Inc. ("Proxy Provider"), a third party proxy voting service, for recommendations as to voting on particular issues and for technical assistance in tracking proxy votes and in transmitting voting instructions to the relevant corporate issuer or its proxy tabulation agents. There may be instances where First Eagle determines to vote a proxy in a manner other than the manner recommended by its proxy voting service provider. General information about ISS voting recommendations is available on its website at http://www.issgovernance.com.

Proxy Voting - Lazard.

  Lazard votes proxies in the best interests of its clients including the fund.
  Unless Lazard's Proxy Committee otherwise determines, Lazard votes proxies in a manner consistent with its proxy voting policy and guidelines (the "Voting Guidelines").

To avoid conflicts of interest, Lazard votes proxies where a material conflict has been deemed to exist in accordance with specific proxy voting guidelines regarding various standard proxy proposals ("Approved Guidelines") or, if the Approved Guideline is to vote case-by-case, in accordance with the recommendation of an independent source.

Lazard also may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the client's overall best interests not to vote. The Voting Guidelines address how it will vote proxies on particular types of matters such as the election for directors, adoption of option plans and anti-takeover proposals. For example, Lazard generally will:

  vote as recommended by management in routine election or re-election of directors;
  favor programs intended to reward management and employees for positive, long-term performance, evaluating whether Lazard believes, under the circumstances, that the level of compensation is appropriate or excessive; and
  vote against anti-takeover measures, such as adopting supermajority voting requirements, shareholder rights plans and fair price provisions.

Proxy Voting - OppenheimerFunds.

Portfolio Proxy Voting. OppenheimerFunds has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). OppenheimerFunds generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. OppenheimerFunds has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the OppenheimerFunds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The OppenheimerFunds' internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the fund and OppenheimerFunds or OppenheimerFunds' affiliates or business relationships. Such a conflict of interest may arise, for example, where OppenheimerFunds or an affiliate of OppenheimerFunds manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. OppenheimerFunds and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, OppenheimerFunds employs the following procedures, as long as OppenheimerFunds determines that the course of action is consistent with the best interests of the fund and its shareholders:

  If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, OppenheimerFunds will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.
  If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to OppenheimerFunds on how to vote (i.e., on a case-by-case basis), OppenheimerFunds will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that OppenheimerFunds has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
  With respect to such proposal where a portfolio manager has requested that OppenheimerFunds vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent's general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee's knowledge, whether OppenheimerFunds has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that OppenheimerFunds retain an independent fiduciary to advise OppenheimerFunds on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OppenheimerFunds to abstain from voting.

The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  The fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee's investment in the company, and whether the company or nominee is targeted in connection with public "vote no" campaigns.
  The fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  The fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  The fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
  The fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The fund generally supports proposals to allow shareholders the ability to call special meetings.
  The fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company's specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
  The fund generally votes against proposals to create a new class of stock with superior voting rights.
  The fund generally votes against proposals to classify a board.
  The fund generally supports proposals to eliminate cumulative voting.
  The fund generally votes against proposals to establish a new board committee.
  The fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
  The fund votes on qualified employee stock purchase plans on a case-by-case basis. The fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
  The fund generally supports transfer stock option ("TSO") programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
  The fund generally supports proposals to require majority voting for the election of directors.
  The fund generally supports proposals seeking additional disclosure of executive and director pay information.
  The fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
  The fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
  The fund generally supports having shareholder votes on poison pills.
  The fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  The fund votes case-by-case on bonus banking/bonus banking "plus" proposals.
  The fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
  The fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
  In the case of social, political and environmental responsibility issues, the fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
  The fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

Proxy Voting - Pyramis.

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies on behalf of Pyramis' clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis's clients and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C. Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis' Senior Compliance Officer or his designee.

F. Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G. Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® index.

H. Small-Capitalization Company - a company not included in the Russell 1000® index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2. The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether, in the case of stock awards, the restriction period was less than three years for non-performance based awards, and less than one year for performance-based awards; (v) whether the compensation committee has lapsed or waived equity vesting restrictions; and (vi) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain Pyramis' support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. Pyramis will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

Pyramis will generally support annual advisory votes on executive compensation.

B. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of shareholder proposals regarding shareholders' right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no client or group of clients has acquired control of such organization.

Proxy Voting - T. Rowe Price.

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd and T. Rowe Price (Canada), Inc. ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management's with respect to the company's day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and, to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company's disclosures, its board's recommendations, a company's track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals' views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS, as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price's issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS's voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS's web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price's proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors' accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards' accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place.

Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives' and shareholders' incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company's peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company's executive compensation practices ("Say-on-Pay" proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages ("Say on Golden Parachute" proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives' incentives with shareholders' interests.

Corporate Social Responsibility Issues - Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS's proxy research. T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company's business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS's general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes - In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price's policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC's EDGAR database).

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan with respect to shares of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, the Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of the fund.

Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services for the fund.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee with respect to assets managed by one or more sub-advisers and assets invested in non-affiliated ETFs. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The account fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets. For assets invested in underlying Fidelity funds, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of the fund invested in such underlying Fidelity fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

The fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for the fund and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the past fiscal year are shown in the following table.

Fund	2012
Strategic Advisers Core Multi-Manager Fund	$ 11,318*

* From November 16, 2011.

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers Core Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 20 funds offered in the trust: Strategic Advisers Core Fund, Strategic Advisers Core Income Fund, Strategic Advisers Core Income Multi-Manager Fund, Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Emerging Markets Fund of Funds, Strategic Advisers Growth Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers Income Opportunities Fund of Funds, Strategic Advisers International Fund, Strategic Advisers International Multi-Manager Fund, Strategic Advisers International II Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers Small-Mid Cap Multi-Manager Fund, Strategic Advisers U.S. Opportunity Fund, Strategic Advisers U.S. Opportunity II Fund, Strategic Advisers Value Fund, and Strategic Advisers Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, the fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and Anacomp Inc. (full or partial holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal period ended May 31, 2012, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers is a registered service mark of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

Strategic Advisers® Core Multi-Manager Fund

Class F (FHJSX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

December 13, 2012

As Revised March 11, 2013

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated December 13, 2012, As Revised March 11, 2013, or an annual report, please call Fidelity at 1-800-835-5095 or visit Fidelity's web site at www.401k.com.

MMC-F-PTB-1212-01
1.951471.102

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying and Selling Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, Strategic Advisers, Inc. (Strategic Advisers) or an affiliate may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by Strategic Advisers does not assign a classification.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Strategic Advisers looks through to the U.S. Government securities.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Securities of Other Investment Companies" on page (Click Here).)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental investment limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

Notwithstanding the foregoing investment limitations, the underlying funds in which the fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting the fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying fund are set forth in its registration statement.

In accordance with its investment program as set forth in the prospectus, the fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although the fund does not intend to concentrate its investments in a particular industry, the fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying funds.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Strategic Advisers® Core Multi-Manager Fund may have exposure to instruments, techniques, and risks either directly or indirectly through an investment in an underlying fund. An underlying fund may invest in the same or other types of instruments and its adviser may employ the same or other types of techniques. Strategic Advisers® Core Multi-Manager Fund's performance will be affected by the instruments, techniques, and risks associated with an underlying fund, in proportion to the amount of assets that the fund allocates to that underlying fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "a fund" or "the fund" may relate to Strategic Advisers Core Multi-Manager Fund or an underlying fund, and references to "an adviser" or "the adviser" may relate to Strategic Advisers (or its affiliates) or a sub-adviser of Strategic Advisers Core Multi-Manager Fund, or an adviser of an underlying fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Fund's Rights as an Investor. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Strategic Advisers Core Multi-Manager Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the fund's investments in futures contracts, options, and swaps, and the fund's policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to the fund's operation. Accordingly, neither the fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact a fund the same way as the transactions of a single shareholder with substantial investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Short Sales. Short sales involve the market sale of a security a fund has borrowed from a prime broker with which it has a contractual relationship, with the expectation that the security will underperform either the market or the securities that the fund holds long. A fund closes a short sale by purchasing the same security at the current market price and delivering it to the prime broker.

Until a fund closes out a short position, the fund is obligated to pay the prime broker (from which it borrowed the security sold short) interest as well as any dividends that accrue during the period of the loan. While a short position is outstanding, a fund must also pledge a portion of its assets to the prime broker as collateral for the borrowed security. The collateral will be marked to market daily.

Short positions create a risk that a fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Because a fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the fund resulting from the short sale will be decreased, and the amount of any ultimate gain will be decreased or of any loss will be increased, by the amount of such expenses.

A fund may also enter into short sales against the box. Short sales "against the box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies. In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Strategic Advisers Core Multi-Manager Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

To the extent that Strategic Advisers grants investment management authority over an allocated portion of the fund's assets to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Strategic Advisers (either directly or through its affiliates) or a sub-adviser, pursuant to authority contained in the management contract and the respective sub-advisory agreement.

Strategic Advisers or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in affiliated funds and non-affiliated funds, but it may incur such costs when it invests directly in other types of securities, including ETFs.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review Strategic Advisers' and its affiliates' and each sub-adviser's performance of their respective responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

Strategic Advisers.

The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute the fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for the fund or Strategic Advisers' or its affiliates' overall responsibilities to the fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

AllianceBernstein L.P. (AllianceBernstein).

Subject to the general oversight of the fund's directors, AllianceBernstein is responsible for the investment decisions and the placing of orders for portfolio transactions for its portion of the fund. AllianceBernstein as sub-adviser determines the broker or dealer to be used in each specific transaction it controls with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). AllianceBernstein does not consider sales of shares of the fund's shares or other investment service it manages as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such consideration.

When consistent with the objective of obtaining best execution, brokerage may be directed by to persons or firms supplying investment information to AllianceBernstein. In these cases, the transaction cost charged by the executing broker may be greater than that which another broker may charge if AllianceBernstein determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

The investment information provided to AllianceBernstein is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment our own internal research and investment strategy capabilities. Research services furnished by brokers through which AllianceBernstein effects securities transactions are used by AllianceBernstein in carrying out its investment management responsibilities with respect to all its client accounts.

AllianceBernstein may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. AllianceBernstein may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, AllianceBernstein will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, AllianceBernstein will attempt to negotiate best execution.

AllianceBernstein may, from time to time, place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC, an affiliate of AllianceBernstein (the "Affiliated Broker"). In such instances the placement of orders with such broker would be consistent with the fund's objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

AllianceBernstein's investment decisions for the fund are made independently from those for other investment companies and other advisory accounts managed by AllianceBernstein. It may happen that the same security is held in the portfolio of the fund and one or more of such other companies or accounts. When two or more accounts managed by the portfolio manager are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated by AllianceBernstein to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the fund or the size of the position obtainable for the fund.

First Eagle Investment Management, LLC (First Eagle).

First Eagle is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any, for its portion of the fund. Broker-dealers and futures commission merchants may receive brokerage commissions on fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law. A substantial number of brokers through whom First Eagle executes agency orders provide proprietary research on general economic trends or particular companies. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to First Eagle including "commission sharing arrangements." First Eagle may obtain quote and other market data information in this manner. Certain brokers may also invite investment personnel of First Eagle to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services. Equity securities traded in over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. First Eagle will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions the fund, First Eagle or First Eagle's other clients. Such research and investment services include those which brokerage houses customarily provide to institutional investors such as statistical and economic data and research reports on particular companies and industries. In general, research and brokerage services obtained from brokers are used by First Eagle in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the fund's, and the services furnished by such brokers, dealers or futures commission merchants may be used by First Eagle in providing investment management for the fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the executing party in light of generally prevailing rates. In addition, First Eagle may pay higher commissions on brokerage transactions for the fund to brokers in order to secure the research and investment services.

Lazard Asset Management, LLC (Lazard).

Lazard is primarily responsible for the investment decisions and the placing of portfolio transactions for its portion of the fund. In arranging for the fund's securities transactions, Lazard is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, Lazard considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; Lazard's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; Lazard's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Purchase and sale orders for securities held by the fund may be combined with those for other accounts in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When Lazard determines that a particular security should be bought for or sold by more than one client, Lazard undertakes to allocate those transactions between the participants equitably.

OppenheimerFunds, Inc. (OppenheimerFunds).

One of OppenheimerFunds' duties under the investment sub-advisory agreement is to arrange the portfolio transactions for its portion of the fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes OppenheimerFunds to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that OppenheimerFunds believes, in its best judgment based on all relevant factors, will implement the policy of the fund to obtain the "best execution" of the fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

OppenheimerFunds need not seek competitive commission bidding. However, OppenheimerFunds is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the fund as established by its board of directors. The fund is not required to pay the lowest available commission. Under the sub-advisory agreement, in choosing brokers to execute portfolio transactions for the fund, OppenheimerFunds may select brokers (other than affiliates) that provide both brokerage and research services to the fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if OppenheimerFunds makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

The sub-advisory agreement permits OppenheimerFunds to allocate brokerage for research services in compliance with Section 28(e) of the Securities Exchange Act of 1934. The research services provided by a particular broker may be useful both to the fund and to one or more of the other funds or accounts advised by OppenheimerFunds or its affiliates. Investment research may be supplied to OppenheimerFunds by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists OppenheimerFunds in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to OppenheimerFunds in the investment decision making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of OppenheimerFunds. That research provides additional views and comparisons for consideration, and helps OppenheimerFunds to obtain market information for the valuation of securities that are either held in the fund's portfolio or are being considered for purchase.

OppenheimerFunds' portfolio traders allocate brokerage based upon recommendations from the portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, OppenheimerFunds' executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other funds and accounts advised by OppenheimerFunds may have investment policies similar to those of the fund. Those other funds and accounts may purchase or sell the same securities as the fund at the same time as the fund, which could affect the supply and price of the securities. When possible, OppenheimerFunds tries to combine concurrent orders to purchase or sell the same security by more than one of the funds and accounts managed by OppenheimerFunds or its affiliates. If two or more accounts advised by OppenheimerFunds purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Pyramis Global Advisors, LLC (Pyramis).

The Selection of Securities Brokers and Dealers

Pyramis or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Pyramis, to execute the fund's portfolio securities transactions, Pyramis or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Pyramis' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Pyramis or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and character of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Pyramis and/or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for lessening or avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

In seeking best qualitative execution for portfolio securities transactions, Pyramis and/or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Pyramis and/or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Pyramis and/or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Pyramis or in other limited situations. In those situations, the commission rate paid to the second broker is generally the same as the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Pyramis and/or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Pyramis) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Pyramis or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Pyramis' or its affiliates' own research activities in providing investment advice to the fund. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Pyramis or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in their investment decision-making process (mixed-use products or services). In those circumstances, Pyramis or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefits to Pyramis. Pyramis' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these products or services with their own resources. However, the trading desks of Pyramis and its affiliates are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that Pyramis or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Pyramis or its affiliates or might not have an explicit cost associated with them. In addition, Pyramis or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Pyramis' Decision-Making Process. In connection with the allocation of fund brokerage, Pyramis or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Pyramis or its affiliates, viewed in terms of the particular transaction for the fund or Pyramis' or its affiliates' overall responsibilities to the fund or other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While Pyramis or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Pyramis, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Pyramis or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which Pyramis or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Pyramis or its affiliates.

Research Contracts. Pyramis or its affiliates have arrangements with certain third-party research providers and brokers through whom Pyramis or its affiliates effect fund trades, whereby Pyramis or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Pyramis or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Pyramis or its affiliates, or that may be available from another broker. Pyramis and its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Pyramis' or its affiliates' determination to pay for research products and services separately (e.g., with hard dollars), rather than bundled with fund commissions, is wholly voluntary on Pyramis' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Pyramis or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Pyramis) who have entered into arrangements with Pyramis or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Pyramis or its affiliates may be authorized to place portfolio transactions with Fidelity Capital Markets (FCM), a division of NFS, an affiliated broker-dealer of Pyramis and its affiliates, or other broker-dealers with whom they are under common control, and use CrossStream, an alternative trading system operated by NFS, if they reasonably believe the quality of the transaction is comparable to what it would be with other qualified broker-dealers. With respect to trades that are executed by Pyramis' affiliates, Pyramis and such affiliate seek to ensure that the trade execution obtained is comparable to that of unaffiliated brokers and that the continued use of such affiliate is appropriate. In addition, Pyramis or its affiliates may place trades with broker-dealers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Pyramis or its affiliates may effect spot foreign currency transactions with foreign currency dealers or may engage a third party to do so.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other funds managed by Pyramis or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Pyramis or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Pyramis to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

T. Rowe Price Associates, Inc. (T. Rowe Price).

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of an allocated portion of the fund's assets (the sub-fund) are made by T. Rowe Price. T. Rowe Price is responsible for implementing the decisions for the sub-fund, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution.

How Broker-Dealers Are Selected

In purchasing and selling equity securities, T. Rowe Price seeks to obtain best execution at favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services. In selecting broker-dealers to execute the sub-fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or more efficient execution.

In general, we utilize a broad spectrum of execution venues. These include traditional stock exchanges, electronic communication networks, alternative trading systems, algorithmic solutions, crossing networks, and other alternative pools of liquidity. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or system it believes to be actively and effectively trading the security being purchased or sold.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers factors such as: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.

Commissions Paid to Broker-Dealers for Research

T. Rowe Price receives a wide range of research services from broker-dealers. These services include information on the economy, industries, groups of securities, individual companies, statistics, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, performance analysis, credit analysis, risk measurement analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price receives (including receipt by accessing certain electronic platforms) complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price's best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Such services may also be provided through meetings arranged with corporate management, industry spokespersons, economists, academicians, and government representatives. Some research may be incorporated into firm-wide systems or communications.

Certain broker-dealers that provide quality brokerage and execution services also furnish proprietary research services to T. Rowe Price. Proprietary research may also include research provided by an affiliate of the broker-dealer. With regard to the payment of brokerage commissions and receipt of proprietary research, T. Rowe Price has adopted brokerage allocation policies which embody the concepts of Section 28(e) of the 1934 Act which permits an investment adviser to cause its accounts or clients to pay a higher commission to a broker-dealer that furnishes research services than what might be charged by another broker-dealer that does not furnish research services (or that furnishes brokerage and research services deemed to be of lesser value). The adviser must determine in good faith that the commission is reasonable in relation to the value of the research services (and any brokerage services) provided. The determination may be viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. As a result, research may not necessarily benefit all accounts paying commissions to such broker-dealers.

T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services, as described in Section 28(e).

Independent third-party research is an important component of the investment process and may be paid for directly by T. Rowe Price, obtained through commission sharing arrangements ("CSAs"), or acquired through "step-out" transactions. T. Rowe Price may obtain third-party research from broker-dealers or nonbroker-dealers by entering into CSAs. Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades for T. Rowe Price will be allocated to one or more research providers, as directed by T. Rowe Price as payment for research. The use of CSAs allows T. Rowe Price to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer (for equity transactions on behalf of the T. Rowe Price Funds and other client accounts), and then periodically direct the broker-dealer to pay third party research providers for research. All such uses of CSAs by T. Rowe Price are subject to applicable law and their best execution obligations.

Allocation of Brokerage Commissions

T. Rowe Price has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction. Each quarter, T. Rowe Price assesses the contributions of the equity brokerage and research services provided by broker-dealers and creates a ranking of broker-dealers in response to these assessments. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and make judgments as to the quality of such services. Actual business received by a particular firm may not directly reflect its ranking in the voting process. It may be less than the suggested target but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. Allocation of brokerage business is monitored on a periodic basis by the Equity and Fixed Income Brokerage and Trading Control Committees. In no event is a broker-dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services. Discount or execution only brokers, as well as ECNs, are used where deemed appropriate.

Trade Allocation Policies

T. Rowe Price has developed written trade allocation guidelines for its trading desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to eliminate de minimis positions; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

Miscellaneous

It is the policy of T. Rowe Price not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients' orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order will reflect the average price paid or received with respect to the total order.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal period November 16, 2011 to May 31, 2012, the fund's portfolio turnover rate was 77% (annualized). Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

During the fiscal period November 16, 2011 to May 31, 2012, the fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal period November 16, 2011 to May 31, 2012.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Strategic Advisers Core Multi-Manager Fund	Bank of America Corp.	$ 236,670
	Citigroup, Inc.	$ 466,748
	Goldman Sachs Group, Inc.	$ 124,410
	JPMorgan Chase & Co.	$ 555,892
	Morgan Stanley	$ 96,406
	The Toronto-Dominion Bank	$ 30,888

The following table shows the total amount of brokerage commissions paid by the fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal period November 16, 2011 to May 31, 2012. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fiscal Period Ended May 31	Dollar Amount	Percentage of Average Net Assets
2012A	$ 34,474	0.06%

A Fund commenced operations on November 16, 2011.

During the fiscal period November 16, 2011 to May 31, 2012, the fund paid $24,226 in brokerage commissions to firms that may have provided research or brokerage services involving approximately $61,308,685 of transactions.

VALUATION

The class's NAV is the value of a single share. The NAV of the class is computed by adding the class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to Strategic Advisers. Strategic Advisers has established the Strategic Advisers Fair Value Committee (Strategic Advisers Committee) to fulfill these oversight responsibilities. The Strategic Advisers Committee may rely on information and recommendations provided by affiliates of Strategic Advisers in fulfilling its oversight responsibilities, including the fair valuation of securities.

Shares of underlying funds (other than ETFs) held by the fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Strategic Advisers Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by the fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities (including securities issued by ETFs) are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted bid price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee or the Strategic Advisers Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee or the Strategic Advisers Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee or the Strategic Advisers Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee and the Strategic Advisers Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING AND SELLING INFORMATION

Class F shares of the fund are available for purchase only by mutual funds for which Strategic Advisers or an affiliate serves as investment manager.

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of the fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. The fund's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. As a general matter, if, at the close of its fiscal year, more than 50% of the fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of the fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) is referred to herein as an Independent Trustee.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The fund may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through Strategic Advisers, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (67)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (48)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (68)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (80)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Rutland Square Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (43)

Year of Election or Appointment: 2010

President and Treasurer of the fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of the fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (48)

Year of Election or Appointment: 2009

Chief Financial Officer of the fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (43)

Year of Election or Appointment: 2009

Chief Compliance Officer of the fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of the fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (39)

Year of Election or Appointment: 2009

Assistant Secretary of the fund. Ms. Carey also serves as Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Vice President, Associate General Counsel (2007-present), and is an employee of Fidelity Investments (2004-present).

Standing Committees of the Fund's Trustees. The Board of Trustees has established two committees to supplement the work of the Board as a whole. The members of each committee are Independent Trustees.

The Audit and Compliance Committee is composed of Ms. Butte Liebowitz (Chair), Mr. Aldrich, Mr. Ralph Cox, and Ms. Kaplan. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee determines whether at least one member of the committee is an "audit committee financial expert" as defined in rules promulgated by the SEC under the Sarbanes-Oxley Act of 2002. The committee normally meets in conjunction with in person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, the fund's Chief Financial Officer, the fund's CCO, personnel responsible for the internal audit function of FMR LLC, and the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund for the purpose of preparing or issuing an audit report or related work. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations (Auditor Independence Regulations) of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund and for resolving disagreements between the fund and any outside auditor regarding the fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Public Company Accounting Oversight Board (PCAOB) Ethics and Independence Rule 3526, Communication with Audit Committees Concerning Independence. The committee will discuss with the outside auditors any such disclosed relationships and their impact on the auditor's independence and objectivity. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside auditors the adequacy and effectiveness of the fund's and service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service provider's internal controls over financial reporting. The committee will review with counsel any legal matters that may have a material impact on the fund's financial statements and any material reports or inquiries received from regulators or governmental agencies. The committee reviews at least annually a report from the outside auditor describing (i) any material issues raised by the most recent internal quality control review, peer review, or PCAOB examination of the auditing firm and (ii) any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm since the most recent report and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process and will receive reports from an outside auditor relating to (i) critical accounting policies and practices used by the fund, (ii) alternative accounting treatments that the auditor has discussed with Strategic Advisers, and (iii) other material written communications between the auditor and Strategic Advisers (as determined by the auditor). The committee will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund. The committee will review with Strategic Advisers, the fund's Treasurer, outside auditors, and internal audit personnel of FMR LLC (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also oversees the administration and operation of the compliance policies and procedures of the fund and its service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee of the Board of Trustees or reserved to the Board itself. The committee has responsibility for recommending to the Board the designation of a CCO of the fund. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO and, if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports on significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the fund's compliance policies as required by Rule 38a-1 and quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws. During the fiscal year ended May 31, 2012, the committee held four meetings.

The Governance and Nominating Committee is composed of Mr. Ralph Cox (Chair), Mr. Aldrich, and Mses. Butte Liebowitz and Kaplan. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the fund's or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the fund's expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the fund, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. During the fiscal year ended May 31, 2012, the committee held four meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2011 (or as of March 31, 2012 for Mr. Young, Trustee as of March 1, 2012).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Core Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Karen Kaplan
Strategic Advisers Core Multi-Manager Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	over $100,000	none

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended May 31, 2012, or calendar year ended December 31, 2011, as applicable.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Peter C. Aldrich	Amy Butte Liebowitz[2]	Ralph F. Cox	Karen Kaplan
Strategic Advisers Core Multi-Manager Fund+	$ 124	$ 124	$ 124	$ 124
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 95,000	$ 23,750	$ 95,000	$ 95,000

1 Roger T. Servison, Howard E. Cox, Jr., and Derek L. Young are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

2 Effective September 8, 2011, Ms. Butte Liebowitz serves as a member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Reflects compensation received for the calendar year ended December 31, 2011, for 22 funds of two trusts.

As of September 30, 2012, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of September 30, 2012, the following owned of record and/or beneficially 5% or more of the outstanding shares of the fund:

Fund Name*	Owner Name	City	State	Ownership %
Strategic Advisers Core Multi-Manager Fund	FIMM LLC	Boston	MA	99.54%

* Ownership of Class F is not represented as the class had not yet commenced operations.

As of September 30, 2012, approximately 99.54% of the fund's total outstanding shares was held of record and/or beneficially by FIMM LLC, Boston, MA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Strategic Advisers and Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

As of September 30, 2012, the direct ownership structure of AllianceBernstein, expressed as a percentage of general and limited partnership interests, was as follows:

AXA and its subsidiaries	61.0%
AllianceBernstein Holding L.P.	37.5
Unaffiliated holders	1.5
100.0%

AXA is a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries"). AllianceBernstein Holding L.P. ("Holding") is a Delaware limited partnership, the units of which ("Holding Units") are traded publicly on the Exchange under the ticker symbol "AB". As of September 30, 2012, AXA also owned approximately 1.4% of the issued and outstanding assignments of beneficial ownership of Holding Units.

AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the AllianceBernstein. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in AllianceBernstein. Including both the general partnership and limited partnership interests in Holding and AllianceBernstein, AXA and its subsidiaries had an approximate 64.2% economic interest in AllianceBernstein as of September 30, 2012.

First Eagle is a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc., a privately owned Delaware holding company.

Lazard is a Delaware limited liability company registered with the SEC. It is a subsidiary of Lazard Frères & Co. LLC (LF&Co.), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange under the symbol "LAZ." These interests are held by public stockholders as well as by current and former Managing Directors of Lazard Group LLC. Lazard Asset Management LLC is owned by LF&Co.

OppenheimerFunds is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Pyramis is a registered investment adviser. FMR LLC is the ultimate parent company of Pyramis. Information regarding the ownership of FMR LLC is disclosed above.

T. Rowe Price Group, Inc., a publicly-traded (NASDAQ: TROW) financial services holding company, owns 100% of the stock of T. Rowe Price and all of its subsidiaries.

Strategic Advisers, AllianceBernstein, First Eagle, Lazard, OppenheimerFunds, Pyramis, T. Rowe Price (collectively, the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained AllianceBernstein, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

It is not possible to predict the extent to which the fund's assets will be invested by a particular sub-adviser at any given time and one or more sub-advisers may not be managing any assets for the fund at any given time.

Management and Sub-Advisory Services. Under the terms of its management contract with the fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets pursuant to its investment strategy. Strategic Advisers or its affiliates provide the fund with all necessary office facilities and personnel for servicing the fund's investments, compensate all officers of the fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and compensate all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Under its respective sub-advisory agreement, and subject to the supervision of the Board of Trustees, each sub-adviser directs the investment of its allocated portion of the fund's assets in accordance with the fund's investment objective, policies and limitations.

Management-Related Expenses. In addition to the management fee payable to Strategic Advisers and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of Strategic Advisers under the management contract, the fund pays Strategic Advisers a monthly management fee calculated by adding the annual rate of 0.30% of the fund's average daily net assets throughout the month plus the total fees payable monthly to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets; provided, however, that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets.

The following table shows the amount of management fees paid by the fund to Strategic Advisers for the fiscal period November 16, 2011 to May 31, 2012.

Fund	Fiscal Period Ended May 31	Management Fees Paid to Strategic Advisers	Management Fees Paid to Strategic Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 174,996	0.6068%B

A Fund commenced operations on November 16, 2011.

B Annualized.

Strategic Advisers may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. Strategic Advisers retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by Strategic Advisers will increase the class's returns, and repayment of the reimbursement by the class will decrease its returns.

Sub-Adviser - AllianceBernstein. The fund and Strategic Advisers have entered into a sub-advisory agreement with AllianceBernstein pursuant to which AllianceBernstein may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays AllianceBernstein fees based on the net assets of the portion of the fund managed by AllianceBernstein pursuant to a separately negotiated investment mandate (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by AllianceBernstein under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by AllianceBernstein pursuant to that Strategy.

Sub-Adviser - First Eagle. The fund and Strategic Advisers have entered into a sub-advisory agreement with First Eagle pursuant to which First Eagle may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays First Eagle fees based on the net assets of the portion of the fund managed by First Eagle pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by First Eagle under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by First Eagle pursuant to that Strategy.

Sub-Adviser - Lazard. The fund and Strategic Advisers have entered into a sub-advisory agreement with Lazard pursuant to which Lazard may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Lazard fees based on the net assets of the portion of the fund managed by Lazard pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Lazard under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Lazard pursuant to that Strategy.

Sub-Adviser - OppenheimerFunds. The fund and Strategic Advisers have entered into a sub-advisory agreement with OppenheimerFunds pursuant to which OppenheimerFunds may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays OppenheimerFunds fees based on the net assets of the portion of the fund managed by OppenheimerFunds pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by OppenheimerFunds under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by OppenheimerFunds pursuant to that Strategy.

Sub-Adviser - Pyramis. The fund and Strategic Advisers have entered into a sub-advisory agreement with Pyramis pursuant to which Pyramis may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the net assets of the portion of the fund managed by Pyramis pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Pyramis under a particular Strategy based on the following rate schedule:

Dividend Growth:
0.45% of the first $250 million in assets;
0.35% of the next $500 million in assets; and
0.30% on any amount in excess of $750 million in assets

Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Pyramis pursuant to that Strategy.

Sub-Adviser - T. Rowe Price. The fund and Strategic Advisers have entered into a sub-advisory agreement with T. Rowe Price pursuant to which T. Rowe Price may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays T. Rowe Price fees based on the net assets of the portion of the fund managed by T. Rowe Price pursuant to a separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by T. Rowe Price under a particular Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by T. Rowe Price pursuant to that Strategy.

The following table shows the amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to Pyramis for the fiscal period November 16, 2011 to May 31, 2012.

Fund	Fiscal Period Ended May 31	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis	Sub-Advisory Fees Paid by Strategic Advisers to Pyramis as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 11,711	0.0406%B

A Fund commenced operations on November 16, 2011.

B Annualized.

The following table shows the aggregate amount of sub-advisory fees paid by Strategic Advisers, on behalf of the fund, to unaffiliated sub-advisers for the fiscal period November 16, 2011 to May 31, 2012.

Fund	Fiscal Period Ended May 31	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers	Aggregate Sub-Advisory Fees Paid by Strategic Advisers to Unaffiliated Sub-Advisers as a % of Average Net Assets of the Fund
Strategic Advisers Core Multi-Manager Fund	2012A	$ 75,953	0.2633%B

A Fund commenced operations on November 16, 2011.

B Annualized.

Portfolio Manager Compensation - Strategic Advisers.

John A. Stone is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Stone is the lead portfolio manager of the fund and receives compensation for his services. As of May 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers.

The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the pre-tax investment performance of the fund within the Morningstar Large Blend peer group. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	134	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 22,647	$ 29,632	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($53 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Stone was $10,001 - $50,000.

Portfolio Manager Compensation - AllianceBernstein.

Kurt Feuerman is the portfolio manager assigned to AllianceBernstein's portion of the fund's assets, and he receives compensation from AllianceBernstein for his services. AllianceBernstein's compensation program for portfolio managers and research analysts is designed to align with clients' interests, emphasizing each professional's ability to generate long-term investment success for its clients, including the fund. AllianceBernstein also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

Both portfolio managers and research analysts receive a base salary, incentive compensation and contributions to AllianceBernstein's 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm's Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are paid in the form of restricted grants of the firm's Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount and allocation of contributions to the 401(k) plan are determined at the sole discretion of the firm. On an annual basis, the firm endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain our best talent.

The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance over a multi-year period. Qualitative factors are driven by contributions to the investment process and client success. These components differ for each group.

For portfolio managers, the quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the fund's prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by AllianceBernstein's Chief Investment Officers (CIOs), who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers' compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

The following table provides information relating to other accounts managed by Mr. Feuerman as of December 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	13	23,093
Number of Accounts Managed with Performance-Based Advisory Fees	1	4	14
Assets Managed (in millions)	$ 56	$ 1,785	$ 4,464
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 25	$ 48	$ 156

* Does not include Strategic Advisers Core Multi-Manager Fund.

As of December 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Feuerman was none.

Portfolio Manager Compensation - First Eagle.

Colin Morris and Phillip Marriott are portfolio managers for First Eagle's portion of the fund's assets and they receive compensation for their services. Messrs. Morris and Marriott serve as portfolio managers to certain clients and private investment funds that may utilize an investment program that is substantially similar to that of the fund, including proprietary and related accounts. First Eagle and its affiliates may give advice or take action with respect to the other clients that differs from the advice given with respect to the fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. In addition, First Eagle and its affiliates currently serve, and may in the future serve, as investment adviser to other registered investment companies, private investment funds or accounts (including proprietary accounts), some of which provide for incentive compensation (such as performance fees). Consequently, First Eagle's and its affiliates' investment management activities may present conflicts between the interests of the Fund and those of First Eagle and its affiliates and potentially among the interests of various accounts managed by the Adviser and/or its affiliates. Although First Eagle and its affiliates have adopted allocation procedures intended to provide for equitable treatment of all accounts over time, it is possible that circumstances may arise requiring case-by-case treatment and that each client account will not necessarily participate in the same transaction. The allocation procedures generally contemplate similar treatment for like accounts, with exceptions for various special considerations, including priority allocations based on an account's investment guidelines and restrictions, tax position, cash management requirements, concentration tolerance or minimum investment size policies.

Conflicts also may be presented by Messrs. Morris and Marriott's portfolio manager compensation arrangements. Messrs. Morris and Marriott's compensation, respectively, consists of salary, a performance bonus and participation in a company-funded retirement plan, with the performance bonus representing an important portion of total compensation. The bonus is based on, among other things, assets and revenue attributable to accounts managed by Mr. Morris and Mr. Marriott, respectively. Additionally, Messrs. Morris and Marriott each received profit interests in First Eagle, which make each of them eligible, subject to customary vesting arrangements and other conditions, for a share of the profits of First Eagle. Profits for this purpose are calculated firm-wide and therefore relate to investment products and business lines beyond those managed by Messrs. Morris and Marriott.

The following table provides information relating to other accounts managed by Mr. Morris as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	9	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	2	none
Assets Managed (in millions)	$ 906	$ 881	$ 824
Assets Managed with Performance-Based Advisory Fees (in millions)	none	$ 485	none

* Includes Strategic Advisers Core Multi-Manager Fund ($7 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Morris was none.

The following table provides information relating to other accounts managed by Mr. Marriott as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	7	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 906	$ 396	$ 824
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($7 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Marriott was none.

Portfolio Manager Compensation - Lazard.

Andrew Lacey, Richard Tutino, and Ronald Temple are members of the portfolio management team assigned Lazard's portion of the fund's assets and they receive compensation for their services. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork, and commitment.

Total compensation is not fixed, but rather is based on the following factors: (1) maintenance of current knowledge and opinions on companies owned in the portfolio; (2) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (3) ability and willingness to develop and share ideas on a team basis; and (4) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, over the current fiscal year and the longer-term performance (3-, 5-, or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

The following table provides information relating to other accounts managed by Mr. Lacey as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	12	188
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	1
Assets Managed (in millions)	$ 10,898	$ 1,414	$ 5,209
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,883	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Lacey was none.

The following table provides information relating to other accounts managed by Mr. Tutino as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	4	126
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 2,030	$ 336	$ 2,061
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Tutino was none.

The following table provides information relating to other accounts managed by Mr. Temple as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	10	177
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	1
Assets Managed (in millions)	$ 8,830	$ 1,115	$ 4,850
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,883	none	$ 42

* Includes Strategic Advisers Core Multi-Manager Fund ($5 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Temple was none.

Portfolio Manager Compensation - OppenheimerFunds.

Manind ("Mani") Govil and Benjamin Ram are employed and compensated by OppenheimerFunds, not the fund. Under OppenheimerFunds' compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. OppenheimerFunds' compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio managers' compensation consisted of three elements: a base salary, an annual bonus (comprised of both a formulaic performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of OppenheimerFunds' holding company parent, restricted shares of such common stock, as well as deferred notional investments in the Oppenheimer Fund(s) managed by the Portfolio Manager.

A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager's responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The formulaic performance component of the annual bonus is measured against the one, three and five year performance of the fund(s) relative to an appropriate Lipper or Morningstar peer group category selected by senior management of OppenheimerFunds. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

The compensation structure of other funds and accounts managed by a portfolio manager is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from those described below.

The Lipper and Morningstar peer group categories with respect to the fund are Large-Cap Core Funds and Large Blend, respectively.

The following table provides information relating to other accounts managed by Mr. Govil as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,156	$ 0	$ 223
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Govil was none.

The following table provides information relating to other accounts managed by Mr. Ram as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	7	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 8,663	$ 0	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Ram was none.

Conflicts Statement. The portfolio managers may also manage other funds and accounts. At different times, the portfolio managers may manage other funds or accounts with investment objectives and strategies similar to those of the portion of the fund sub-advised by OppenheimerFunds, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the investment objectives and strategies of the portion of the fund sub-advised by OppenheimerFunds. For example, the portfolio managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the portion of the fund sub-advised by OppenheimerFunds. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds than the fee structure of the fund, OppenheimerFunds could have an incentive to favor the other fund or account. However, OppenheimerFunds' compliance procedures and Code of Ethics recognize its obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Portfolio Manager Compensation - Pyramis.

Lawrence Rakers is a portfolio manager for Strategic Advisers Core Multi-Manager Fund and receives compensation for his services. As of May 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), account(s), and master account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s), and master account(s) is weighted according to his tenure on those fund(s), account(s), and master account(s) and the average asset size of those fund(s), account(s), and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s), and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Multi-Manager Fund's assets that he manages is based on the fund's pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Large Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR Co.'s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR Co. or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 10,631	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8,270	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Rakers was none.

Portfolio Manager Compensation - T. Rowe Price.

T. Rowe Price portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in a fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for a tax-efficient fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account. Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interests

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

The following table provides information relating to other accounts managed by Ms. Dopkin as of May 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	8	54
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,482	$ 3,220	$ 17,663
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Core Multi-Manager Fund ($32 (in millions) assets managed).

As of May 31, 2012, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Ms. Dopkin was none.

PROXY VOTING GUIDELINES

Proxy Voting - Strategic Advisers.

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust II on behalf of the fund, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

I. General Principles

A. The funds in the trust generally intend to vote shares of underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B. Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR LLC.

Sub-Advisers:

Proxy voting policies and procedures are used by a sub-adviser to determine how to vote proxies relating to the securities held by its allocated portion of the fund's assets. The proxy voting policies and procedures used by the sub-advisers are described below.

Proxy Voting - AllianceBernstein.

1. Introduction

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. Our Statement of Policy Regarding Responsible Investment ("RI Policy") is attached to this Statement as an Exhibit.

We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with our commitments, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, our proxy committees may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2. Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting "litmus test" will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer's past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons to oppose directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may vote against directors (or withhold votes for directors where plurality voting applies) who fail to act on key issues such as failure to implement proposals to declassify the board, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will vote against for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not oppose directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3. Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports or advisory votes on executive compensation are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation practices of the company. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports or advisory votes on executive compensation are required, we review the compensation practices on a case-by-case basis. With respect to companies that have received assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. We will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9. ESG

We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company. And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company's long-term performance. Our position in evaluating these proposals is founded on the principle that we are a fiduciary. As such, we carefully consider any factors that we believe could affect a company's long-term investment performance (including ESG issues) in the course of our extensive fundamental, company-specific research and engagement, which we rely on in making our investment and proxy voting decisions. Maximizing long-term shareholder value is our overriding concern when evaluating these matters, so we consider the impact of these proposals on the future earnings of the company. In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

3. Proxy Voting Procedures

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees ("Proxy Committees") to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These Proxy Committees periodically review these policies and new types of environmental, social and governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the appropriate Proxy Committee will evaluate the proposal. In addition, the Proxy Committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the Proxy Committees include senior investment personnel and representatives of the Legal and Compliance Department.

Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committees making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committees always vote proxies with the goal of maximizing the value of the securities in client portfolios.

It is the responsibility of the Proxy Committees to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed below), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually. In addition, the Proxy Committees meet as necessary to address special situations.

3.2. Engagement

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Committees may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committees may consult company management, company directors, interest groups, shareholder activists and research providers. If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company's management to discuss the relevant issues.

Our engagement with companies and interest groups continues to expand as we have had more such meetings in the past few years.

3.3. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients' best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committees takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.4. Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein's voting instructions.

3.5. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.6. Proxy Voting Records

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period by requesting same from the fund's transfer agent.

--Exhibit--

Statement of Policy Regarding Responsible Investment,

Principles for Responsible Investment,

ESG, and

Socially Responsible Investment

1. Introduction

AllianceBernstein L.P. ("AllianceBernstein" or "we") is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. AllianceBernstein has long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment ("PRI" or "Principles"), and Socially Responsible Investing ("SRI") incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager's fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AllianceBernstein may accept such guideline restrictions upon client request.

2. Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer's past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3. Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AllianceBernstein as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1. We will incorporate ESG issues into investment research and decision-making processes. AllianceBernstein Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

2. We will be active owners and incorporate ESG issues into our ownership policies and practices.

AllianceBernstein Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define "engagement" as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3. We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AllianceBernstein Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4. We will promote acceptance and implementation of the Principles within the investment industry.

AllianceBernstein Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5. We will work together to enhance our effectiveness in implementing the Principles.

AllianceBernstein Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6. We will report on our activities and progress towards implementing the Principles.

AllianceBernstein Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4. RI Committee

Our firm's RI Committee provides AllianceBernstein stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AllianceBernstein personnel to further implement our firm's RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

5. Sub-Adviser's Executive Officers

Peter S. Kraus - Chairman and CEO

James A. Gingrich - Chief Operating Officer

John C. Weisenseel - Chief Financial Officer

Robert P. van Brugge - Chairman and CEO of Sanford C. Bernstein & Co., LLC

Laurence E. Cranch - General Counsel

Lori A. Massad - Head of Human Capital and Chief Talent Officer

6. Sub-Adviser's Investment Process

Principal Strategies of Select US Equity - AllianceBernstein

Under normal circumstances, the Select US Equity service invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this requirement, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

AllianceBernstein selects investments for the service through an intensive "bottom-up" approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. AllianceBernstein also evaluates the quality of company management based on a series of criteria, including: (1) management's focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management's employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. We seek to identify companies where events or catalysts may drive the company's share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, AllianceBernstein expects to engage in active and frequent trading for this service. AllianceBernstein may reduce or eliminate the service's holdings in a company's securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in AllianceBernstein's view, overvalued or fully valued. At any given time this investment service may emphasize growth stocks over value stocks, or vice versa.

AllianceBernstein's investments for this service will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. AllianceBernstein anticipates that the portfolio normally will include between 30-80 companies. AllianceBernstein may invest in non-U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. AllianceBernstein may purchase securities in initial public offerings and expects to do so on a regular basis.

Proxy Voting - First Eagle.

First Eagle has adopted policies and procedures (the "Policies") regarding the voting of proxies. It is the policy of First Eagle to vote client proxies in a manner that serves the best interest of the client. The Policies provide for procedures that address conflicts of interest between First Eagle and a client with respect to voting proxies. With regard to First Eagle this may involve review of a proposed vote by compliance personnel. First Eagle may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. First Eagle relies on Institutional Shareholder Services, Inc. ("Proxy Provider"), a third party proxy voting service, for recommendations as to voting on particular issues and for technical assistance in tracking proxy votes and in transmitting voting instructions to the relevant corporate issuer or its proxy tabulation agents. There may be instances where First Eagle determines to vote a proxy in a manner other than the manner recommended by its proxy voting service provider. General information about ISS voting recommendations is available on its website at http://www.issgovernance.com.

Proxy Voting - Lazard.

  Lazard votes proxies in the best interests of its clients including the fund.
  Unless Lazard's Proxy Committee otherwise determines, Lazard votes proxies in a manner consistent with its proxy voting policy and guidelines (the "Voting Guidelines").

To avoid conflicts of interest, Lazard votes proxies where a material conflict has been deemed to exist in accordance with specific proxy voting guidelines regarding various standard proxy proposals ("Approved Guidelines") or, if the Approved Guideline is to vote case-by-case, in accordance with the recommendation of an independent source.

Lazard also may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the client's overall best interests not to vote. The Voting Guidelines address how it will vote proxies on particular types of matters such as the election for directors, adoption of option plans and anti-takeover proposals. For example, Lazard generally will:

  vote as recommended by management in routine election or re-election of directors;
  favor programs intended to reward management and employees for positive, long-term performance, evaluating whether Lazard believes, under the circumstances, that the level of compensation is appropriate or excessive; and
  vote against anti-takeover measures, such as adopting supermajority voting requirements, shareholder rights plans and fair price provisions.

Proxy Voting - OppenheimerFunds.

Portfolio Proxy Voting. OppenheimerFunds has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). OppenheimerFunds generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. OppenheimerFunds has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the OppenheimerFunds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The OppenheimerFunds' internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the fund and OppenheimerFunds or OppenheimerFunds' affiliates or business relationships. Such a conflict of interest may arise, for example, where OppenheimerFunds or an affiliate of OppenheimerFunds manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. OppenheimerFunds and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, OppenheimerFunds employs the following procedures, as long as OppenheimerFunds determines that the course of action is consistent with the best interests of the fund and its shareholders:

  If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, OppenheimerFunds will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.
  If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to OppenheimerFunds on how to vote (i.e., on a case-by-case basis), OppenheimerFunds will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that OppenheimerFunds has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.
  With respect to such proposal where a portfolio manager has requested that OppenheimerFunds vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent's general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee's knowledge, whether OppenheimerFunds has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that OppenheimerFunds retain an independent fiduciary to advise OppenheimerFunds on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OppenheimerFunds to abstain from voting.

The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  The fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee's investment in the company, and whether the company or nominee is targeted in connection with public "vote no" campaigns.
  The fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  The fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  The fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.
  The fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The fund generally supports proposals to allow shareholders the ability to call special meetings.
  The fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company's specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.
  The fund generally votes against proposals to create a new class of stock with superior voting rights.
  The fund generally votes against proposals to classify a board.
  The fund generally supports proposals to eliminate cumulative voting.
  The fund generally votes against proposals to establish a new board committee.
  The fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.
  The fund votes on qualified employee stock purchase plans on a case-by-case basis. The fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.
  The fund generally supports transfer stock option ("TSO") programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.
  The fund generally supports proposals to require majority voting for the election of directors.
  The fund generally supports proposals seeking additional disclosure of executive and director pay information.
  The fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
  The fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.
  The fund generally supports having shareholder votes on poison pills.
  The fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  The fund votes case-by-case on bonus banking/bonus banking "plus" proposals.
  The fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
  The fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
  In the case of social, political and environmental responsibility issues, the fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.
  The fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

Proxy Voting - Pyramis.

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies on behalf of Pyramis' clients. Like other Pyramis employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Pyramis's clients and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Pyramis employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis and its customers.

C. Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis' Senior Compliance Officer or his designee.

F. Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G. Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2. The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Pyramis to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether, in the case of stock awards, the restriction period was less than three years for non-performance based awards, and less than one year for performance-based awards; (v) whether the compensation committee has lapsed or waived equity vesting restrictions; and (vi) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain Pyramis' support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. Pyramis will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. Pyramis will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

Pyramis will generally support annual advisory votes on executive compensation.

B. Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

Pyramis will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows Pyramis accounts to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of a proposal to eliminate an Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of shareholder proposals regarding shareholders' right to call special meetings, Pyramis generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, Pyramis will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

Pyramis will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Pyramis will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, Pyramis will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). Pyramis may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Pyramis accounts may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by FMR or an affiliate. Pyramis will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no client or group of clients has acquired control of such organization.

Proxy Voting - T. Rowe Price.

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd and T. Rowe Price (Canada), Inc. ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management's with respect to the company's day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and, to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company's disclosures, its board's recommendations, a company's track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals' views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS, as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price's issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS's voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS's web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price's proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors' accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards' accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place.

Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives' and shareholders' incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company's peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company's executive compensation practices ("Say-on-Pay" proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages ("Say on Golden Parachute" proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives' incentives with shareholders' interests.

Corporate Social Responsibility Issues - Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS's proxy research. T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company's business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS's general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes - In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price's policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC's EDGAR database).

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

The Trustees have approved a Distribution and Service Plan on behalf of Class F of the fund (the Class F Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Class F Plan, as approved by the Trustees, allows Class F and Strategic Advisers to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.

Under the Class F Plan, if the payment of management fees by the fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Class F Plan. The Class F Plan specifically recognizes that Strategic Advisers may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class F shares and/or shareholder support services. In addition, the Class F Plan provides that Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Class F shares.

Prior to approving the Class F Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Class F Plan, and determined that there is a reasonable likelihood that the Class F Plan will benefit Class F of the fund and its shareholders. In particular, the Trustees noted that the Class F Plan does not authorize payments by Class F of the fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that the Class F Plan gives Strategic Advisers and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Class F Plan by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

Any of the payments described in this section may represent a premium over payments made by other fund families. Retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency services for Class F of the fund.

FIIOC receives no fees for providing transfer agency services to Class F.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

The fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for Class F of the fund and maintains the fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0389% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the fund to FSC for the fiscal period November 16, 2011 to May 31, 2012 are shown in the following table.

Fund	2012
Strategic Advisers Core Multi-Manager Fund	$ 11,318*

* From November 16, 2011.

DESCRIPTION OF THE TRUST

Trust Organization. Strategic Advisers Core Multi-Manager Fund is a fund of Fidelity Rutland Square Trust II, an open-end management investment company created under an initial trust instrument dated March 8, 2006. Currently, there are 20 funds offered in the trust: Strategic Advisers Core Fund, Strategic Advisers Core Income Fund, Strategic Advisers Core Income Multi-Manager Fund, Strategic Advisers Core Multi-Manager Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Emerging Markets Fund of Funds, Strategic Advisers Growth Fund, Strategic Advisers Growth Multi-Manager Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers Income Opportunities Fund of Funds, Strategic Advisers International Fund, Strategic Advisers International Multi-Manager Fund, Strategic Advisers International II Fund, Strategic Advisers Short Duration Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers Small-Mid Cap Multi-Manager Fund, Strategic Advisers U.S. Opportunity Fund, Strategic Advisers U.S. Opportunity II Fund, Strategic Advisers Value Fund, and Strategic Advisers Value Multi-Manager Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, the fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized Strategic Advisers, in consultation with FMR, to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

Other registered investment companies that are advised or sub-advised by Strategic Advisers or a sub-adviser may be subject to different portfolio holdings disclosure policies, and neither Strategic Advisers nor the Board exercises control over such policies or disclosure. In addition, separate account clients of Strategic Advisers and the sub-advisers have access to their portfolio holdings and are not subject to the fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by Strategic Advisers or a sub-adviser and some of the separate accounts managed by Strategic Advisers or a sub-adviser have investment objectives and strategies that are substantially similar or identical to the fund's and, therefore, potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the fund.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons Strategic Advisers believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by Strategic Advisers or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. Strategic Advisers relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial holdings daily, on the next business day) and Anacomp Inc. (full or partial holdings daily, on the next business day).

Strategic Advisers, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal period ended May 31, 2012, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Financial statements and financial highlights for Class F will be included in the fund's annual report when the class has completed its first annual period. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Strategic Advisers is a registered service mark of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.